QRAFT AI-Enhanced U.S. Large Cap Momentum ETF	July 31, 2021
SCHEDULE OF INVESTMENTS	(Unaudited)

	Number of Shares	Value
COMMON STOCKS – 99.9%
COMMUNICATION SERVICES – 5.3%
AMC Entertainment Holdings, Inc., Class A*	16,195	$599,539
Match Group, Inc.*	8,151	1,298,210
		1,897,749
CONSUMER DISCRETIONARY – 36.3%
AutoNation, Inc.*	5,539	672,047
AutoZone, Inc.*	724	1,175,465
BRP, Inc.	6,623	554,676
Capri Holdings Ltd.*	9,576	539,225
Crocs, Inc.*	4,501	611,281
Deckers Outdoor Corp.*	1,550	636,817
Gap, Inc. (The)	18,859	550,117
Kohl's Corp.	9,949	505,409
L Brands, Inc.*	11,086	887,656
O'Reilly Automotive, Inc.*	2,163	1,306,106
Pool Corp.	1,661	793,659
Scientific Games Corp.*	6,728	415,185
Tapestry, Inc.*	14,347	606,878
Tempur Sealy International, Inc.	13,450	581,982
Tractor Supply Co.	4,452	805,500
Ulta Beauty, Inc.*	2,251	755,886
Under Armour, Inc., Class A*	25,385	519,123
Williams-Sonoma, Inc.	3,893	590,568
YETI Holdings, Inc.*	5,810	559,677
		13,067,257
CONSUMER STAPLES – 4.4%
Casey's General Stores, Inc.	2,649	523,734
Kroger Co. (The)	25,957	1,056,450
		1,580,184
HEALTH CARE – 12.9%
Cerner Corp.	11,191	899,644
Incyte Corp.*	9,079	702,261
Novocure Ltd.*	3,883	598,021
Penumbra, Inc.*	2,106	560,680
Seagen, Inc.*	6,249	958,534
Waters Corp.*	2,389	931,256
		4,650,396
INDUSTRIALS – 14.3%
Builders FirstSource, Inc.*	12,931	575,429
Lennox International, Inc.	1,848	608,787
Masco Corp.	11,643	695,203
Robert Half International, Inc.	6,496	637,972
SiteOne Landscape Supply, Inc.*	3,088	539,721
Toro Co. (The)	5,617	638,878
Trex Co., Inc.*	6,032	585,707
WW Grainger, Inc.	1,960	871,377
		5,153,074
INFORMATION TECHNOLOGY – 26.7%
Anaplan, Inc.*	9,883	565,308
Aspen Technology, Inc.*	4,093	598,642

QRAFT AI-Enhanced U.S. Large Cap Momentum ETF	July 31, 2021
SCHEDULE OF INVESTMENTS (Concluded)	(Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
INFORMATION TECHNOLOGY (Continued)
Dropbox, Inc., Class A*	18,782	$591,445
Elastic NV*	4,424	655,017
Fair Isaac Corp.*	1,343	703,611
Fortinet, Inc.*	5,087	1,384,885
Manhattan Associates, Inc.*	3,866	617,130
NetApp, Inc.	9,258	736,844
Nutanix, Inc., Class A*	13,606	490,088
Pegasystems, Inc.	4,354	555,745
Ubiquiti, Inc.	2,525	790,577
VeriSign, Inc.*	4,043	874,784
Zebra Technologies Corp., Class A*	1,850	1,022,088
		9,586,164
TOTAL COMMON STOCKS
(Cost $35,571,891)		35,934,824

SHORT-TERM INVESTMENTS – 0.2%

Invesco Government & Agency Portfolio - Institutional Class, 0.03%(a)	72,903	72,903
TOTAL SHORT TERM INVESTMENTS
(Cost $72,903)		72,903
TOTAL INVESTMENTS – 100.1%
(Cost $35,644,794)		36,007,727
Liabilities in Excess of Other Assets – (0.1%)		(19,695)
TOTAL NET ASSETS – 100.0%		$35,988,032

*	Non-income producing security.

(a)	The rate is the annualized seven-day yield at period end.